D2 Contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities

	2024	2023
Contingent liabilities	3,559	3,037
Total	3,559	3,037